BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of exchange rates

			Closing rate			Average rate
Currency	Name	Country	2024	2023	2022	2024	2023	2022

ARS	Argentinian Peso	Argentina	0.0060	0.0060	0.0295	0.0057	0.0170	0.0403
BBD	Barbadian Dollar	Barbados	3.0525	2.3866	2.5721	2.6440	2.4690	2.5458
BOB	Bolivian Peso	Bolivia	0.8897	0.6956	0.7497	0.7706	0.7196	0.7420
CAD	Canadian Dollar	Canada	4.3037	3.6536	3.8540	3.9293	3.7048	3.9807
CLP	Chilean Peso	Chile	0.0062	0.0055	0.0061	0.0057	0.0059	0.0059
GTQ	Quetzal	Guatemala	0.8051	0.6189	0.6623	0.6917	0.6398	0.6649
USD	US Dollar	Panama and Cuba	6.1923	4.8413	5.2177	5.3635	5.0085	5.1644
PYG	Guarani	Paraguay	0.0008	0.0007	0.0007	0.0007	0.0007	0.0007
DOP	Dominican Peso	Dominican Republic	0.1010	0.0831	0.0925	0.0902	0.0892	0.0937
UYU	Uruguayan Peso	Uruguay	0.1405	0.1241	0.1302	0.1327	0.1291	0.1253